Other income, net (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]	Other income (expenses) consisted of the following:
	For the years ended December 31,
	2014	2015	2016
Investment gain	—	—	18,088,327
Others	(446,662)	195,355	(417,304)

	$(446,662)	$195,355	$17,671,023